Goodwill and impairment, Reconciliations of Impairment of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Impairment of Assets [Abstract]
Goodwill	$ 603
Development assets	1,084
Impairment of assets	105,172	$ 167	$ 432
Non-Recourse SPVs [Member]
Impairment of Assets [Abstract]
Mining hardware	64,824
Mining hardware prepayments	1,660
Impairment of assets	66,484
Mining Hardware [Member]
Impairment of Assets [Abstract]
Mining hardware	25,700
Mining hardware prepayments	11,301
Impairment of assets	$ 25,700